UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      4/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $123,378,372.25
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- ------------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP       VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- ------------- -------- --- ---- ---------- -------- ---- ------ ----
AEROPOSTALE                  COM            007865108  7,576,524.00  262,800          SOLE                SOLE      0    0
APPLE COMPUTER               COM            037833100  5,452,000.00   23,200          SOLE                SOLE      0    0
ASHLAND INC COM              COM            044209104  2,585,730.00   49,000          SOLE                SOLE      0    0
CAREER EDUCATION CORP COM    COM            141665109  6,065,388.00  191,700          SOLE                SOLE      0    0
CHEESECAKE FACTORY INC COM   COM            163072101  2,576,112.00   95,200          SOLE                SOLE      0    0
CHIPOTLE MEXICAN GRILL INC   COM            169656105  2,512,541.00   22,300          SOLE                SOLE      0    0
DECKERS OUTDOOR CORP         COM            243537107  6,375,600.00   46,200          SOLE                SOLE      0    0
DEVRY INC                    COM            251893103  4,870,440.00   74,700          SOLE                SOLE      0    0
DOLLAR TREE INC              COM            256746108  5,045,544.00   85,200          SOLE                SOLE      0    0
DRESS BARN INC               COM            261570105  3,599,822.25  137,700          SOLE                SOLE      0    0
HASBRO INC                   COM            418056107  2,495,856.00   65,200          SOLE                SOLE      0    0
HSN INC                      COM            404303109  6,173,568.00  209,700          SOLE                SOLE      0    0
J CREW GROUP INC             COM            46612h402  2,538,270.00   55,300          SOLE                SOLE      0    0
LUBRIZOL CORP                COM            549271104  2,522,300.00   27,500          SOLE                SOLE      0    0
NETFLIX COM INC COM          COM            64110L106  6,393,258.00   86,700          SOLE                SOLE      0    0
PRICELINE.COM                COM            741503403  3,850,500.00   15,100          SOLE                SOLE      0    0
PROSHARES ULTRA DOW 30       COM            74347r305 13,204,884.00  276,600          SOLE                SOLE      0    0
PROSHARES ULTRA QQQ          COM            74347r206 19,494,576.00  297,900          SOLE                SOLE      0    0
PROSHARES ULTRA RUSSELL 2000 COM            74347r842 10,364,490.00  310,500          SOLE                SOLE      0    0
PROSHARES ULTRA S&P 500      COM            74347r107  7,141,700.00  170,000          SOLE                SOLE      0    0
URBAN OUTFITTERS INC COM     COM            917047102  2,539,269.00   66,700          SOLE                SOLE      0    0


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